SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
Schedule of Revenue from External Customers by Geographic Area

	Three Month Period ended June 30, 2013	Three Month Period ended June 30, 2012	Six Month Period ended June 30, 2013	Six Month Period ended June 30, 2012
Europe	$8,930	$6,881	$16,725	$12,881
Asia	31,403	37,275	65,490	75,920
Australia	2,031	2,029	4,040	4,097
North America	6,790	2,937	13,180	4,211
Total	$49,154	$49,122	$99,435	$97,109